Trade and Other Receivables	12 Months Ended
Dec. 31, 2024
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Trade and Other Receivables
Note 14: Trade and Other Receivables

	December 31,
	2024	2023
Trade receivables	1,113	1,103
Less: allowance for expected credit losses	(23)	(21)
Less: allowance for sales adjustments	(32)	(33)
Net trade receivables	1,058	1,049
Other receivables	29	73
Trade and other receivables	1,087	1,122
The aging of trade receivables at each reporting date was as follows:

	December 31,
	2024	2023
Current - 30 days	976	950
Past due 31-60 days	32	31
Past due 61-90 days	34	38
Past due 91-180 days	33	42
Past due >180 days	38	42
Balance as of December 31	1,113	1,103
Allowance for expected credit losses
The change in the allowance for expected credit losses was as follows:

	December 31,
	2024	2023
Balance at beginning of year	21	20
Bad debt expense	45	34
Write-offs	(48)	(35)
Acquisitions	3	-
Disposals of businesses	(1)	(1)
Translation and other, net	3	3
Balance at end of year	23	21
Trade and other receivables are written off when there is no reasonable expectation of recovery, such as the bankruptcy of the debtor. The potential for such losses is mitigated because customer creditworthiness is evaluated before credit is extended and there is no significant exposure to any single customer.